LOANS, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 USD ($) Contract		Dec. 31, 2019 USD ($) Contract
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 37,086	$ 47,073
Number of consecutive timely payments required | Payment		6
Troubled debt restructuring, specific reserve		$ 3,600	4,800
Additional amounts committed to lend as troubled debt restructurings		40	$ 70
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		24		24
Pre-modification recorded balance	[1]		$ 8,822		$ 4,336
Post-modification recorded balance		$ 0	8,848	[1]	4,342	[1]
Increase (decrease) in allowance for loan losses			40		500
Charge offs due to troubled debt restructurings			0		0
Past due period for modified loans		90 days
Increase in allowance for credit losses					0
Number of consecutive payments for mortgage loans missed | Payment		4
Charge-offs on TDRs that subsequently defaulted		$ 0	0
Minimum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 36,070	44,341
Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	1,016	2,732
Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Charge-offs on TDRs that subsequently defaulted					19
1-4 Family Owner Occupied - Non-jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Charge-offs on TDRs that subsequently defaulted					$ 12
Commercial [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		4,481	9,104
Commercial [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		4,481	7,956
Commercial [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	0	$ 1,148
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		7		8
Pre-modification recorded balance	[1]		$ 1,207		$ 1,609
Post-modification recorded balance	[1]		$ 1,207		$ 1,609
Commercial [Member] | Commercial Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		4		3
Pre-modification recorded balance	[1]		$ 7,012		$ 1,479
Post-modification recorded balance	[1]		$ 7,012		$ 1,479
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		0		0
Pre-modification recorded balance	[1]		$ 0		$ 0
Post-modification recorded balance	[1]		$ 0		$ 0
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		5		2
Pre-modification recorded balance	[1]		$ 357		$ 478
Post-modification recorded balance	[1]		$ 374		$ 483
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		2		1
Pre-modification recorded balance	[1]		$ 111		$ 507
Post-modification recorded balance	[1]		$ 116		$ 505
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		2		3
Pre-modification recorded balance	[1]		$ 44		$ 75
Post-modification recorded balance	[1]		$ 46		$ 75
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		0		0
Pre-modification recorded balance	[1]		$ 0		$ 0
Post-modification recorded balance	[1]		$ 0		$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		0		0
Pre-modification recorded balance	[1]		$ 0		$ 0
Post-modification recorded balance	[1]		$ 0		$ 0
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		0		0
Pre-modification recorded balance	[1]		$ 0		$ 0
Post-modification recorded balance	[1]		$ 0		$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]		4		7
Pre-modification recorded balance	[1]		$ 91		$ 188
Post-modification recorded balance	[1]		93		$ 191
Retail [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[3]	32,605	37,969
Retail [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[3]	31,589	36,385
Retail [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2],[3],[4]	$ 1,016	$ 1,584

[1]	There were no TDR modifications during the year ended December 31, 2021. The loan modifications during 2020 in the table above did not qualify for relief from TDR accounting under the CARES Act.
[2]	Included in non-performing loans table above.
[3]	Retail loans include mortgage and installment loan portfolio segments.
[4]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.